Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Current assets
Cash and cash equivalents	$ 32,372	$ 42	$ 955
Trade and other receivables	33,242	53
Inventories	21,528
Derivative financial assets	234
Prepayments and other current assets	1,560	201	340
Total current assets	88,936	296	1,295
Non-current assets
Property, plant and equipment	1,194,915
Exploration and evaluation	17,918
Inventories	300
Investments		268,909	265,156
Derivative financial assets	3,767
Prepayments and other non-current assets	67	986	187
Total non-current assets	1,216,967	269,895	265,343
Total assets	1,305,903	270,191	266,638
Current liabilities
Trade and other payables	89,921	927	604
Lease liability	5,848
Loans and borrowings	68,909	786
Derivative financial liability	17,130
Current tax liability	1,137
Provisions	13,273
Other financial liabilities	94,689	16,519
Total current liabilities	290,907	18,232	604
Non-current liabilities
Lease liability	9,958
Loans and borrowings	379,966
Derivative financial liability	81,397	7,443	8,440
Deferred tax liability	121,023
Provisions	28,505
Liability for cash-settled share-based payments	3,193
Other financial liabilities	122,927	264,477	253,530
Total non-current liabilities	746,969	271,920	261,970
Total liabilities	1,037,876	290,152	262,574
Net assets	268,027	(19,961)	4,064
Equity
Share capital	5	1	1
Share premium	432,295	24	24
Other capital reserves	1,212	945	24
(Accumulated deficit) / retained earnings	(165,485)	(20,931)	4,039
Total equity	$ 268,027	$ (19,961)	$ 4,064